Earnings per share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Summary of reconciliation of earnings used to calculate earnings per share explanatory

	Six months ended 30 June
	2025	2024
	£m	£m
Earnings attributable to owners of the parent	4,512	4,492
Coupon on perpetual hybrid bonds	(29)	(28)
Tax on coupon on perpetual hybrid bonds	7	7
Earnings	4,490	4,471

Summary of earnings per share calculations	Earnings per share calculations are based upon the following :

		Reported		Adjusted		Headline
		Basic	Diluted	Basic	Diluted	Basic	Diluted
Six months to 30 June 2025
– Earnings	£m	4,490	4,490	3,573	3,573	3,698	3,698
– Shares	m	2,194	2,205	2,194	2,205	2,194	2,205
– Per share	p	204.6	203.6	162.9	162.0	168.5	167.7
Six months to 30 June 2024
– Earnings	£m	4,471	4,471	3,779	3,779	3,500	3,500
– Shares	m	2,223	2,232	2,223	2,232	2,223	2,232
– Per share	p	201.1	200.3	170.0	169.3	157.5	156.8

Adjusted earnings per share explanatory	Notes to the Unaudited Interim Financial Statements (continued)
7. Earnings per share (continued)
Adjusted diluted earnings per share are calculated by taking the following adjustments into account (see pages 24 to 27):
Items presented below are net of tax and non-controlling interests, when applicable.

	Six months ended 30 June
	2025	2024
	pence	pence
Diluted earnings per share	203.6	200.3
Effect of amortisation and impairment of goodwill, trademarks and similar intangibles	31.4	44.5
Effect of settlement of historical litigation in relation to the Fox River	—	(5.0)
Effect of the changes in provision in relation to the Approved Plans in Canada	(19.1)	—
Effect of partial disposal of an associate	0.1	0.3
Effect of Romania other taxes	(1.0)	—
Effect of charges in respect of DOJ and OFAC investigations	—	0.2
Effect of restructuring and integration costs	0.2	—
Effect of other adjusting items in operating profit	1.2	4.6
Effect of adjusting items in net finance costs	3.4	(17.4)
Effect of gains related to the partial divestment of shares held in ITC[1]	(41.0)	(61.1)
Tax associated with the partial divestment of shares held in ITC and hotels business demerger[1]	1.6	1.6
Effect of associates’ adjusting items	(15.3)	(0.3)
Effect of adjusting items in respect of deferred taxation	(2.8)	(5.9)
Adjusting items in tax	(0.3)	7.5
Adjusted diluted earnings per share	162.0	169.3
Impact of translational foreign exchange	7.1	—
Adjusted diluted earnings per share translated at 2024 exchange rates	169.1	169.3
1.The 2025 values of the gains related to the partial divestment of shares held in ITC and associated tax  are provisional.

Disclosure of headline earnings loss explanatory	Diluted headline earnings per share are calculated by taking the following adjustments into account:

	Six months ended 30 June
	2025	2024
	pence	pence
Diluted earnings per share	203.6	200.3
Effect of impairment of intangibles, property, plant and equipment, associates and held-for-sale assets (net of tax)	3.0	16.8
Effect of gains on disposal of property, plant and equipment, trademarks, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback (net of tax)	(0.8)	(1.4)
Issue of shares and change in shareholding of an associate	(0.1)	(0.3)
Gain on partial disposal of an associate and associated capital gains tax, including foreign exchange recycled	(38.0)	(58.6)
Diluted headline earnings per share	167.7	156.8

Disclosure of reconciliation of earnings to headline earnings explanatory	The following is a reconciliation of earnings to headline earnings, in accordance with the JSE Listing Requirements:

	Six months ended 30 June
	2025	2024
	£m	£m
Earnings	4,490	4,471
Effect of impairment of intangibles, property, plant and equipment, associates and held-for-sale assets (net of tax)	68	373
Effect of gains on disposal of property, plant and equipment, trademarks, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback (net of tax)	(17)	(31)
Issue of shares and change in shareholding of an associate	(2)	(6)
Gain on partial disposal of an associate and associated capital gains tax, including foreign exchange recycled	(841)	(1,307)
Headline earnings	3,698	3,500